Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Data [Abstract]
Revenues	$ 96,760	$ 111,654	$ 78,605	$ 87,023	$ 111,742	$ 99,035	$ 110,569	$ 87,736	$ 374,042		$ 409,082		$ 219,552
Operating income (loss)	51,330	120,415	(41,593)	107,872	263,421	47,123	(899,962)	27,344	238,024		(562,074)		116,443
Net income (loss) from continuing operations	16,980	56,726	(26,614)	50,509	170,020	10,730	(941,803)	9,376	97,601		(751,677)		90,327
Net income (loss)	89,987	(135,255)	(140,473)	(112,149)	328,859	112,037	(1,053,443)	(23,516)	95,648		(762,851)		101,502
Net income (loss) attributable to noncontrolling interest	70,081	(191,807)	(113,771)	(158,041)	161,661	102,109	(105,094)	(31,888)	(393,538)		126,788		49,830
Net income (loss) attributable to Memorial Resource Development Corp.	19,906	56,552	(26,702)	45,892	167,198	9,928	(948,349)	8,372
Net income (loss) allocated to members							13,358	6,947			20,305		90,712
Net income (loss) allocated to previous owners								$ 1,425			1,425		$ 10,790
Net income (loss) from continuing operations available to common stockholders	$ 20,277	$ 56,051	$ (26,702)	$ 45,615	$ 166,884	$ 9,928	$ (961,707)		$ 95,241		$ (784,895)
Earnings per common share – basic
Income (loss) from continuing operations	$ 0.10	$ 0.29	$ (0.14)	$ 0.24	$ 0.87	$ 0.05	$ (5.00)		$ 0.49		$ (4.08)
Income (loss) from discontinued operations	0.10	0.29	(0.14)	0.24	0.87	0.05	(5.00)		0		0		$ 0
Earnings per common share – diluted
Income (loss) from continuing operations	0.10	0.29	(0.14)	0.24	0.87	0.05	(5.00)		0.49	[1]	(4.08)	[1]
Income (loss) from discontinued operations	$ 0.10	$ 0.29	$ (0.14)	$ 0.24	$ 0.87	$ 0.05	$ (5.00)		$ 0	[1]	$ 0	[1]

[1]	The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for each period presented.